Members' Equity	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Members' Equity

11. Members’ Equity

The LLC Agreement specifies that ownership interests are comprised of Class A and Class B Units for investors and a series of Class M Units as profits interests. The LLC Agreement sets forth the terms of ownership of the Company’s units and how the profits, losses and gains will be allocated to the capital accounts of its members. The timing and aggregate amount of distributions to unit holders are determined at the sole discretion of the Company’s board of directors. Class A and B Units have voting units, and Class M Units do not have voting rights. Unless specifically agreed, holders of the Company’s ownership interest have no liability for the Company’s obligations.

Units are not transferable, except in limited circumstances as set out in the LLC Agreement.

Class M Units are subject to the terms of the applicable agreement governing the award, including vesting and repurchase rights at fair market value adjustment upon separation.

Pursuant to the LLC Agreement, certain eligible employees may be granted Class M Units. These profits interests may not be resold and unvested units are subject to forfeiture if the recipient’s employment is terminated. Forfeited unvested units are not entitled to future distributions. Under the LLC Agreement, distributions would have been made to the members in the following order of priority:

•	first, to the holders of Class B Units in proportion to their respective unrecovered capital contribution until each member’s unrecovered Class B capital is reduced to zero;

•	second, to each holder of Class A and B Units in proportion to their respective relative percentage interests; and

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third, to each holder of Class A, B and M Units in proportion to their respective relative percentage interests, subject to distribution threshold amounts, pursuant to the terms of each corresponding Class M Unit agreement.

In July 2010 and December 2010, certain eligible employees were granted a total of 2,505 restricted and unvested Class M Units. In October 2011, certain eligible employees were granted 215 restricted and unvested Class M Units. These units vest at a rate of 25% annually on various anniversary dates and are exercisable in the event of a change in control transaction. In June 2012, certain eligible employees were granted 387 restricted and unvested Class M Units, which are exercisable in the event of a change in control transaction.

A detail of the Company’s outstanding restricted Class M Units for the year ended June 30, 2011 is as follows:

	Total Units June 30, 2010	Units Granted	Units Forfeited/ Repurchased	Total Units June 30, 2011	Units Vested Through June 30, 2011	Units Unvested Through June 30, 2011
Class M Units	—	2,505	(449)	2,056	469	1,587
Weighted Average Grant Date Fair Value	$—	$0.20	$0.20	$0.20	$0.20	$0.20

A detail of the Company’s outstanding restricted Class M Units for the year ended June 30, 2012 is as follows:

	Total Units June 30, 2011	Units Granted	Units Forfeited/ Repurchased	Total Units June 30, 2012	Units Vested Through June 30, 2012	Units Unvested Through June 30, 2012
Class M Units	2,056	602	(245)	2,413	915	1,498
Weighted Average Grant Date Fair Value	$0.20	$1.07	$0.16	$0.41	$0.22	$0.53

A detail of the Company’s outstanding restricted Class M Units for the year ended June 30, 2013 is as follows:

	Total Units June 30, 2012	Units Granted	Units Forfeited	Total Units June 30, 2013	Units Vested Through June 30, 2013	Units Unvested Through June 30, 2013
Class M Units	2,413	—	—	2,413	1,421	992
Weighted Average Grant Date Fair Value	$0.41	—	—	$0.41	$0.23	$0.68

The fair value was based on the unit price at the date of grant. Stock compensation expense recognized was $118, $132 and $127 at June 30, 2011, 2012 and 2013, respectively, related to the vesting of the Class M Units. The cash flow effects resulting from restricted unit awards were reflected as noncash operating activities. As of June 30, 2012 and 2013, $797 and $670, respectively, of unrecognized compensation cost related to nonvested, share-based compensation remained.